SCHEDULE OF ANALYSIS OF REVENUE (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 45,804,377	$ 20,440,683	$ 3,615,137
Provision of event management [member]
IfrsStatementLineItems [Line Items]
Revenue	4,423,413	6,733,049	1,907,953
Sales of goods and others [member]
IfrsStatementLineItems [Line Items]
Revenue	15,572,720	11,459,364	1,210,704
Tickets [member]
IfrsStatementLineItems [Line Items]
Revenue	9,731,700
Sponsorship [member]
IfrsStatementLineItems [Line Items]
Revenue	5,371,523
Video production [member]
IfrsStatementLineItems [Line Items]
Revenue	8,950,021
Design and others [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 1,755,000	$ 2,248,270	$ 496,480